Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of the Company’s Revenues - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue by customer type	$ 3,965,361	$ 4,130,257	$ 14,566,351	$ 20,289,826
Total revenue by customer type, percentage	100.00%	100.00%	100.00%	100.00%
Hotel [Member]
Disaggregation of Revenue [Line Items]
Total revenue by customer type		$ 1,224,181	$ 44,201	$ 2,368,960
Total revenue by customer type, percentage		30.00%		13.00%
Office [Member]
Disaggregation of Revenue [Line Items]
Total revenue by customer type	$ 3,965,361	$ 1,468,338	$ 14,522,150	$ 6,178,856
Total revenue by customer type, percentage	100.00%	35.00%	100.00%	30.00%
Construction and Engineering Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by customer type	$ 3,965,361	$ 2,692,519	$ 14,566,351	$ 8,648,873
Total revenue by customer type, percentage	100.00%	65.00%	100.00%	43.00%
Medical revenue
Disaggregation of Revenue [Line Items]
Total revenue by customer type		$ 1,437,738		$ 11,640,953
Total revenue by customer type, percentage		35.00%		57.00%
Government [Member]
Disaggregation of Revenue [Line Items]
Total revenue by customer type				$ 39
Total revenue by customer type, percentage
Multi-Family (includes Single Family) [Member]
Disaggregation of Revenue [Line Items]
Total revenue by customer type				$ 86,034
Total revenue by customer type, percentage
Retail [Member]
Disaggregation of Revenue [Line Items]
Total revenue by customer type				$ 5,344
Total revenue by customer type, percentage
Special Use [Member]
Disaggregation of Revenue [Line Items]
Total revenue by customer type				$ 9,640
Total revenue by customer type, percentage